OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expense and Other Assets [Abstract]
Schedule of other accounts receivable and prepaid expenses

	December 31,
	2020	2021

Government authorities	$5,726	$9,022
Deferred charges and prepaid expenses	5,743	6,214
Deposits receivable	504	279
Advances to suppliers	230	256
Hedging asset	1,937	852
Other	615	556

	$14,755	$17,179